Stock-based compensation - Textuals (Details) (CAD)	12 Months Ended						0 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Share option plan	Dec. 31, 2012 Share option plan	Dec. 31, 2013 Share option plan Stock options	Dec. 31, 2012 Share option plan Stock options	Sep. 22, 2010 Senior executive stock option plan	Dec. 31, 2013 Restricted share unit plan Restricted share units (RSUs)	Dec. 31, 2012 Restricted share unit plan Restricted share units (RSUs)	Dec. 31, 2013 Restricted share unit plan Restricted share units (RSUs) Accrued liabilities	Dec. 31, 2012 Restricted share unit plan Restricted share units (RSUs) Accrued liabilities	Dec. 31, 2013 Restricted share unit plan Restricted share units (RSUs) Other long-term liabilities	Dec. 31, 2012 Restricted share unit plan Restricted share units (RSUs) Other long-term liabilities	Dec. 31, 2013 Directors' deferred share unit plan Deferred stock units (DSUs)	Dec. 31, 2012 Directors' deferred share unit plan Deferred stock units (DSUs)	Dec. 31, 2013 Directors' deferred share unit plan Deferred stock units (DSUs) Accrued liabilities	Dec. 31, 2013 Directors' deferred share unit plan Deferred stock units (DSUs) Other long-term liabilities	Dec. 31, 2012 Directors' deferred share unit plan Deferred stock units (DSUs) Other long-term liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number shares acquired per each option exercised			1
Years from grant date stock options expire					10 years
Stock options annual vesting percentage			20.00%
Proceeds from stock options exercised	1,175,000	7,000	1,175,000	7,000
Total intrinsic value of options exercised			524,000	5,000
Options outstanding, weighted average remaining life			6 years 11 months	7 years 3 months
Fair value of options vested during the year			1,278,000	1,436,000
Number of options exercisable			892,700	1,106,274
Options exercisable, weighted average exercise price			8.00	8.59
Total compensation costs related to non-vested awards not yet recognized			1,762,000	2,983,000
Total compensation costs related to non-vested awards not yet recognized, weighted average recognition period					3 years 2 months 12 days	3 years 8 months 12 days		1 year 3 months 4 days	1 year 6 months 36 days
Stock options reclassified from equity to a long-term liability							550,000
Compensation cost related to the senior executive stock option plan transferred from additional paid-in capital to the senior executive stock option liability							2,237,000
Service period of award subsequent to year of grant								2 years
Award vesting period								3 years
Current portion of award obligation								1,933,000	503,000	1,933,000	503,000			0	253,000	0
Non-current portion of award obligation												1,734,000	1,239,000				3,662,000	1,817,000
Award units settled during the period (units)								154,330	345,679					179,831	63,413
Award units settled during the period								727,000	1,677,000					968,000	175,000
Weighted average remaining contractual life of award								1 year 3 months 4 days	1 year 6 months 36 days
Fair market value (CAD per share)								6.24						6.24	3.31
Total unrecognized compensation costs related to non-vested share-based payment arrangements								2,958,000	1,980,000					0
Percentage of non-officer directors' fixed remuneration in the form of DDSUs (50% or more)														50.00%
Number of trading days used to determine weighted average trading price of common shares								5 days						5 days